Annual Total Returns[BarChart] - Invesco Discovery Fund - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	1.47%	16.99%	46.12%	(2.19%)	1.98%	4.23%	29.12%	(3.60%)	36.74%	50.06%